SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Employees, officers and directors [Member]
Number of options
Outstanding at beginning of year		6,565,592	6,728,398
Changes during the year:
Granted		620,126	212,176
Exercised		(276,759)	(287,204)
Forfeited		(35,492)	(44,720)
Expired		(88,556)	(43,058)
Outstanding at end of year		6,784,911	6,565,592
Exercisable at end of year		6,443,780	6,359,323
Weighted average exercise price
Outstanding at beginning of year	[1]	$ 0.69	$ 0.53
Changes during the year:
Granted	[1]	14.48	6.22
Exercised	[1]	0.90	0.56
Forfeited	[1]	8.93	2.86
Expired	[1]	0.56	0.56
Outstanding at end of year	[1]	1.90	0.69
Exercisable at end of year	[1]	$ 0.96	$ 0.56
Service providers and consultants [Member]
Number of options
Outstanding at beginning of year		2,826,623	2,725,544
Changes during the year:
Granted		131,207	145,804
Exercised		(339,910)	(44,725)
Expired		(101,973)
Outstanding at end of year		2,515,947	2,826,623
Exercisable at end of year		2,488,496	2,715,021
Weighted average exercise price
Outstanding at beginning of year	[1]	$ 0.84	$ 0.54
Changes during the year:
Granted	[1]	12.78	6.32
Exercised	[1]	0.41	0.56
Expired	[1]	0.56
Outstanding at end of year	[1]	1.53	0.84
Exercisable at end of year	[1]	$ 1.21	$ 0.61

[1]	In U.S. dollars per Ordinary Share.